Cost of goods sold and services provided (Details)	12 Months Ended						24 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Inventories at the beginning of the period		$ 20,090,000,000	$ (56,892,000,000)			$ 97,707,000,000	$ 97,707,000,000
Additions	$ 291			$ 276		127
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,265,000,000		32,221,000,000		$ 32,384,000,000
Changes in net realizable value of agricultural products after harvest	(2,536,000,000)		(4,307,000,000)		(2,085,000,000)
Capitalized finance costs			30,000,000
Currency translation adjustment	(370,000,000)		(8,888,000,000)		(24,100,000,000)
Transfers	(432,000,000)		0		(686,000,000)
Harvest	71,236,000,000		58,077,000,000		60,291,000,000
Acquisitions and classifications	69,815,000,000		63,997,000,000		39,150,000,000
Consumptions	(11,909,000,000)		(12,650,000,000)		(10,294,000,000)
Disposals due to sales	(693)		0		0
Investments in associates and joint venture, deconsolidation	0		0		(16,658,000,000)
Expenses incurred	13,053,000,000		14,797,000,000		16,046,000,000
Inventories at the end of the year		(45,582,000,000)		20,090,000,000	(56,892,000,000)		20,090,000,000
Costs as of two	0		150,331						$ 0
Costs as of one			134,990		0			$ 0
Costs as of three	115,228,000,000		0		0
Cost of sales and services from agricultural business [Member]
Statement [Line Items]
Inventories at the beginning of the period year		13,118,000,000	56,892,000,000			97,707,000,000	97,707,000,000
Additions	291			276		127
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,265,000,000
Changes in net realizable value of agricultural products after harvest	(2,536,000,000)
Currency translation adjustment	(385,000,000)
Transfers	0
Harvest	71,236,000,000
Acquisitions and classifications	38,459,000,000
Consumptions	(11,909,000,000)
Disposals due to sales	0
Expenses incurred	13,053,000,000
Inventories at the end of the year		(6,378,000,000)	(50,084,000,000)		(56,892,000,000)
Costs as of two								124,173,000,000
Costs as of one								111,806,000,000
Costs as of three								84,388,000,000
Lease Pastagem	128,000,000
Urban Properties And Investment Business [Member]
Statement [Line Items]
Inventories at the beginning of the period year		6,972,000,000	56,892,000,000			97,707,000,000	$ 97,707,000,000
Additions	0			$ 276		$ 127
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0
Changes in net realizable value of agricultural products after harvest	0
Currency translation adjustment	15,000,000
Transfers	(432,000,000)
Harvest	0
Acquisitions and classifications	31,356,000,000
Consumptions	0
Disposals due to sales	(693,000,000)
Investments in associates and joint venture, deconsolidation	0
Expenses incurred	$ 0
Inventories at the end of the year		$ (6,378,000,000)	$ (50,084,000,000)		$ (56,892,000,000)
Costs as of two								23,184,000,000
Costs as of one								26,158,000,000
Costs as of three								$ 30,840,000,000